SCHEDULE I - PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2022
SCHEDULE I - PARENT COMPANY ONLY
SCHEDULE I - PARENT COMPANY ONLY

SCHEDULE I

WESTROCK COFFEE COMPANY

PARENT COMPANY ONLY

CONDENSED BALANCE SHEET

(Thousands, except par value)	December 31, 2022	December 31, 2021
ASSETS
Cash and cash equivalents	$77	$1,020
Related party receivables	2,000	1,701
Total current assets	2,077	2,721

Deferred income taxes	1,032	—
Investment in consolidated subsidiaries	336,753	100,416
Total Assets	$339,862	$103,137

LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Accrued expenses and other current liabilities	$38	$—
Related party receivables	98	—
Total current liabilities	136	—

Warrant liabilities	55,521	—
Total liabilities	55,657	—

Series A Convertible Preferred Shares, $0.01 par value, 24,000 shares authorized, 23,588 shares issued and outstanding, $11.50 liquidation value	274,936	—
Series A Redeemable Common Equivalent Preferred Units: $0.00 par value, 222,150 units authorized, no units and 222,150 units issued and outstanding at December 31, 2022 and December 31, 2021, respectively	—	264,729
Series B Redeemable Common Equivalent Preferred Units: $0.00 par value, 17,000 units authorized, no units and 17,000 units issued and outstanding at December 31, 2022 and December 31, 2021, respectively	—	17,142

Shareholders' Equity (Deficit) (1)
Preferred stock, $0.01 par value, 26,000 shares authorized, no shares issued and outstanding	—	—
Common stock, $0.01 par value, 300,000 shares authorized, 75,020 shares issued and outstanding at December 31, 2022; $0.00 par value, 39,389 shares authorized, 34,523 shares issued and outstanding at December 31, 2021	750	345
Additional paid-in-capital	342,664	60,628
Accumulated deficit	(328,042)	(251,725)
Accumulated other comprehensive income (loss)	(6,103)	12,018
Total shareholders' equity (deficit)	9,269	(178,734)

Total Liabilities, Convertible Preferred Shares, Redeemable Units and Shareholders' Equity (Deficit)	$339,862	$103,137

(1) Retroactively adjusted for de-SPAC merger transaction as described in Note 4 to the consolidated financial statements.

See accompanying notes to the condensed financial statements.

SCHEDULE I

WESTROCK COFFEE COMPANY

PARENT COMPANY ONLY

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
(Thousands, except per share data)	2022	2021	2020
Change in fair value of warrant liabilities	$(29,675)	$—	$—
Earnings (loss) from consolidated subsidiaries	(23,364)	(21,947)	(129,171)
Loss before income taxes	(53,039)	(21,947)	(129,171)
Income tax expense (benefit)	2,146	—	—
Net loss attributable to shareholders	(55,185)	(21,947)	(129,171)
Comprehensive loss attributable to common shareholders	$(95,754)	$(37,957)	$(143,864)

See accompanying notes to the condensed financial statements.

SCHEDULE I

WESTROCK COFFEE COMPANY

PARENT COMPANY ONLY

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
(Thousands)	2022	2021	2020
Cash flows from operating activities:
Net cash used in operating activities	$(14,950)	$(22,425)	$(127,618)
Cash flows from financing activities:
Proceeds from related party debt	11,700	—	—
Proceeds from issuance of common equivalent preferred units	—	17,000	222,150
Proceeds from de-SPAC merger and PIPE financing	255,737	—	—
Payment of common equity issuance costs	(23,998)	—	—
Payment of preferred equity issuance costs	(1,250)	—	—
Common equivalent preferred dividends	(4,380)	—	—
Payment of taxes for net share settlement of equity awards	(477)	—	—
Proceeds from exercise of stock options	375	(162)	—
Intercompany transactions, net	(223,700)	6,607	(94,532)
Net cash provided by financing activities	14,007	23,445	127,618
Net increase (decrease) in cash and cash equivalents and restricted cash	(943)	1,020	—
Cash and cash equivalents and restricted cash at beginning of period	1,020	—	—
Cash and cash equivalents and restricted cash at end of period	$77	$1,020	$—

See accompanying notes to the condensed financial statements.

Notes to Parent Company Only Condensed Financial Statements

Note 1. Basis of Presentation

The condensed financial statements of Westrock Coffee Company (the “Registrant”) have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted assets of the subsidiaries of Westrock, as defined in Rule 4-08(e)(3) of Regulation S-X, exceed 25% of the consolidated net assets of the Company.

The condensed financial statements of Westrock Coffee Company have been prepared using the same accounting principles and policies described in Note 3, Summary of Significant Accounting Policies, of Part II, Item 8 Financial Statements and Supplementary Data of this Annual Report on Form 10-K, with the only exception being that the parent company accounts for its subsidiaries using the equity method of accounting. The parent company condensed financial information should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto included in Part II, Item 8 of this Annual Report on Form 10-K.

Note 2. Debt Restrictions

Pursuant to the terms of the Credit Agreement, Westrock Beverage Solutions, LLC has restrictions on its ability to (i) declare or pay dividends or make any other distribution whether in cash, property, securities or a combination thereof or (ii) directly or indirectly redeem, purchase, retire or otherwise acquire for value any of Westrock Beverage Solutions, LLC’s equity interests or set aside any amount for such purpose, other than through the issuance of qualified equity interests, as defined in the Credit Agreement.